Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Principles of consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries as of December 31, 2022 and 2021. Significant intercompany balances and transactions have been eliminated.
Use of estimates
The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States, or U.S. GAAP. Preparation of these financial statements requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, costs and expenses and related disclosures. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable. In many instances, the Company could have reasonably used different accounting estimates and in other instances changes in the accounting estimates are reasonably likely to occur from period to period. This applies in particular to useful lives of long-lived assets, reserves for accounts receivable and inventory, valuation allowance for deferred tax assets, fair values assigned to intangible assets acquired, and impairment of long-lived assets. Actual results could differ significantly from our estimates. To the extent that there are material differences between these estimates and actual results, the Company’s future financial statement presentation, financial condition, results of operations and cash flows will be affected.
Advertising
Advertising costs are expensed when incurred. All advertising takes place at the time of expense. We have no long-term contracts for advertising. Advertising expense for all periods presented were not significant.
Cash
Cash and cash equivalents consist of cash and short-term investments with original maturities of less than 90 days. As of December 31, 2022, and 2021, the Company had no cash equivalents.
The FDIC insures up to $250,000 per account with any excess amount in each account being uninsured. Total bank balances were approximately $3.2 million and $3.5 million, respectively as of December 31, 2022 and December 31, 2021. Of this amount, approximately $2.0 million and $2.0 million, respectively, were uninsured. All uninsured amounts are held with J.P. Morgan Chase.
Major Customers
The Company had no customers that made up over 10% of accounts receivable as of December 31, 2022, and 2021.
For the year ended December 31, 2022, the Company had one customer that made up 14% of total Company revenues within the A4 Technology - RCA segment. This customer had an accounts receivable balance of $1.2 million as December 31, 2022. For the year ended December 31, 2021, the Company had two customers that each made up 11% of total Company revenues with the A4 Manufacturing - QCA segment and A4 Manufacturing - Alt Labs segment. The customer within A4 Manufacturing - QCA segment had an accounts receivable balance of $1.0 million as of December 31, 2021. The customer within A4 Manufacturing - Alt Labs segment had an accounts receivable balance of $0, as of December 31, 2021, as the account receivable related to this customer was written off as bad debt expense noted in the section below.
For the year ended December 31, 2022, the Company had 9% of total revenues made up of government contracts.
Major Vendors
For the year ended December 31, 2022, there was one vendor that made up 14% of total Company purchases within the A4 Technology - RCA segment.. For the year ended December 31, 2021, there were no vendors that made up at least 10% of total purchases within the Company.
Accounts Receivable, net
The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Reserves are recorded primarily on a specific identification basis. As of December 31, 2022 and 2021, allowance for bad debt was $52,531 and $199,936, respectively. During the years ended December 31, 2022 and 2021, the Company wrote off $202,761 and $3,028,757, respectively to bad debts expense.
Inventory
Inventory for all subsidiaries is valued at weighted average. Management compares the cost of inventory with its net realizable value and an allowance is made to write down inventory to net realizable value, if lower. Inventory is segregated into three areas, raw materials, work-in-process and finished goods. Inventory as of December 31, 2022 and 2021 consisted of:

	December 31, 2022	December 31, 2021
Raw materials	$9,116,824	$8,253,104
Work in process	3,165,876	2,480,979
Finished goods	12,975,669	13,685,571
Inventory	$25,258,369	$24,419,654
Property and Equipment, net
Property and equipment are carried at cost less depreciation. Depreciation and amortization are provided principally on the straight-line method over the estimated useful lives of the assets, which range from five years to 39 years as follows:

Automobiles and trucks	5 to 7 years
Machinery and equipment	10 years
Office furniture and fixtures	5 years
Buildings and improvements	39 years
Maintenance and repair costs are expensed as incurred. Significant improvements are capitalized and depreciated over the estimated life of the asset.
Property and equipment consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Automobiles and trucks	$1,056,551	$1,251,187
Machinery and equipment	9,864,846	8,876,402
Office furniture and fixtures	186,464	167,581
Buildings and improvements	16,696,926	23,630,250
Total Property and equipment	27,804,787	33,925,420
Less: Accumulated depreciation	(8,301,302)	(5,823,949)
Property and equipment, net	$19,503,485	$28,101,471
Included in Buildings and improvements in the above table are two buildings of $9,000,000 and $2,000,000 related to sale leaseback transactions. (See Note 3)
The Company recorded depreciation expense of $3,026,483 and $2,396,966 in 2022 and 2021, respectively.
Purchased Intangibles and Other Long-Lived Assets, net
The Company amortizes intangible assets with finite lives over their estimated useful lives, which range between one and seventeen years as follows:

Software	5 years
Non-compete agreements	1-15 years
Customer list	3-16 years
Patents, trademarks, and licenses	3-17 years
Proprietary technology	15 years
Intangible assets consisted of the following as of December 31, 2022 and 2021:

Cost	Weighted Average Amortization Period	December 31, 2022	December 31, 2021
Software	2.0 years	$128,474	$128,474
Non-compete agreement	6.3 years	1,426,276	1,378,772
Customer list	11.9 years	13,011,187	13,011,187
Patents, trademarks, and licenses	13.9 years	7,127,408	7,174,912
Proprietary technology	13.5 years	19,866,743	19,616,743
	12.9 years	41,560,088	41,310,088

Accumulated amortization
Software		$(77,084)	$(64,757)
Non-compete agreement		(478,510)	(210,465)
Customer list		(1,711,327)	(1,112,797)
Patents, trademarks, and licenses		(962,258)	(8,444)
Proprietary technology		(2,048,300)	(732,961)
		(5,277,479)	(2,129,424)
Intangibles assets, net		$36,282,609	$39,180,664
Expected amortization expense of intangible assets over the next 5 years and thereafter is as follows:

Years Ending December 31,
2023	$3,152,048
2024	3,152,048
2025	2,919,686
2026	2,900,686
2027	2,762,686
Thereafter	21,395,455
Total	$36,282,609
The Company recorded amortization expense of $3,148,055 and $1,757,393 in 2022 and 2021, respectively.
Other Long-Term Assets
Other long-term assets consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Deposits	$578,545	$149,517
Other	1,277,060	207,601
	$1,855,605	$357,118
Impairment of Long-Lived Assets
The Company accounts for long-lived assets in accordance with the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 360, Accounting for the Impairment of Long-Lived Assets.  This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when the estimated future cash flows from the use of the asset are less than the carrying amount of that asset.
During the third quarter of 2022, there was a triggering event related to the customer list for Alt Labs which required an analysis to be performed. This analysis was performed in conjunction with a third-party valuation expert. As a result of the analysis, it was determined that the value of the estimated future cash flows were greater than the carrying value of the reporting unit's assets. No impairment was recognized during the year ended December 31, 2022.
During the year ended December 31, 2021, due to the significant impact of COVID-19, the Company determined that the customer list for Excel was impaired and took a charge to earnings of $359,890.
Goodwill
In financial reporting, goodwill is not amortized, but is tested for impairment annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Events that result in an impairment review include significant changes in the business climate, declines in our operating results, or an expectation that the carrying amount may not be recoverable. We assess potential impairment by considering present economic conditions as well as future expectations. All assessments of goodwill impairment are conducted at the individual reporting unit level. As of December 31, 2022 and 2021, the reporting units with goodwill were QCA, Morris, Alt Labs, TDI, Identified Technology, ElecJet, and RCA.
During the year ended December 31, 2021, the Company determined that the goodwill for Excel was impaired and took a charge to earnings of $7,629. During the 2022 fourth quarter, we conducted our annual goodwill impairment test and no impairment charges were recorded. The estimated fair values of all our reporting units exceeded their carrying amounts. Based on the analysis, the ElecJet reporting unit is considered an at-risk reporting unit. Our methods and assumptions were consistent with those discussed below in the Fair Value Measurement subsection. This reporting unit is primarily considered at-risk as it is a start-up subsidiary with minimal to no revenue to offset its research & development expenses. The DCF model includes revenue growth assumptions of us executing large new customer and/or supplier agreements within the next two years and then steadily increasing revenue at a more normalized rate thereafter. If we fail to execute these customer and/or supplier arrangements, this would negatively impact the key growth assumptions.
Leases
The Company accounts for its leases under ASC 842, Leases (“ASC 842”). Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases, and are recorded on the consolidated balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term. The Company excludes short-term leases having initial terms of 12 months or less as an accounting policy election and recognizes rent expense on a straight-line basis over the lease term.
Fair Value Measurement
ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:
Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
We apply the provisions of fair value measurement to various nonrecurring measurements for our financial and nonfinancial assets and liabilities. The Company's financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, convertible notes, notes payable and lines of credit. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.
We calculate the estimated fair value of a reporting unit using a combination of the income and market approaches. For the income approach, we use a discounted cash flow models developed in connection with our third-party valuation specialists that include the following assumptions, among others: projections of revenues, expenses, and related cash flows based on assumed long-term growth rates; and estimated discount rates. For the market approach, we use analyses based primarily on market comparables. We base these assumptions on historical data and experience, industry projections, and general economic conditions.
The carrying value of long-term debt approximates fair value since the related rates of interest approximate current market rates. As of December 31, 2022 and 2021, the Company had no financial assets or liabilities that were required to be fair valued on a recurring basis as all of our financial assets and liabilities were Level 1.
Equity Investments
The Company’s equity investments consisted of investment in one private company in which the Company does not have the ability to exercise significant influence over their operating and financial activities. This investment is carried at cost as there is no market for the membership units, accordingly, no quoted market price is available. The investment is tested for impairment, at least annually, and more frequently upon the occurrences of certain events. As of December 31, 2021, in accordance with the ASC 321 guidelines, the Company recognized a loss on impairment for the entire value of $1,350,000. The current book value for this investment as of December 31, 2022 is $0.
Research and Development
The Company focuses on quality control and development of new products and the improvement of existing products. All costs related to research and development activities are expensed as incurred. During the years ended December 31, 2022 and 2021, research and development cost totaled $876,542 and $1,464,918, respectively.
Revenue Recognition
The Company recognizes revenue under ASC Topic 606, Revenue from contract with Customers ("Topic 606"). The following is a summary of the revenue recognition policy for each of the Company’s subsidiaries.
Revenue is recognized under Topic 606, at a point in time and over a period of time, in a manner that reasonably reflects the delivery of its services and products to customers in return for expected consideration and includes the following elements:
•executed contracts with the Company’s customers that it believes are legally enforceable;
•identification of performance obligations in the respective contract;
•determination of the transaction price for each performance obligation in the respective contract;
•allocation the transaction price to each performance obligation; and
•recognition of revenue only when the Company satisfies each performance obligation.
The Company’s subsidiaries are all located in North America, as well as the customer base in which the Company’s revenue is derived from. The following is a summary of the revenue recognition policy for each of the Company’s subsidiaries.
QCA and Alt Labs
QCA (Circuit boards and cables) and Alt Labs (Supplements) are contract manufacturers and recognize revenue when the products have been built and control has been transferred to the customer. If a deposit for product or service is received prior to completion, the payment is recorded as deferred revenue until such point the product or services meets our revenue recognition policy. Management assesses the materiality and likelihood of warranty work and returns, and records reserves as needed, and have determined that the warranty and returns would be immaterial for the periods presented.
ElecJet
ElecJet is a manufacturer of electric components, and a research and development company for battery technology and recognizes revenue when the products have been shipped to the customer. If a deposit for a product or service is received prior to completion, the payment is recorded as deferred revenue until such point the product or services meets our revenue recognition policy. Management assesses the materiality and likelihood of warranty work and returns, and records reserves as needed, and have determined that the warranty and returns would be immaterial for the periods presented.
Identified Technologies
Identified Technologies provides 3D mapping drone software and data for industrial job sites and recognizes revenue when the service has been provided to the customer. If a deposit for a product or service is received prior to completion, the payment is recorded as deferred revenue until such point the product or services meets our revenue recognition policy. Management assesses the materiality and likelihood of warranty work and returns, and records reserves as needed, and have determined that the warranty and returns would be immaterial for the periods presented.
Direct Tech Sales (“RCA”)
RCA is engaged in the design, manufacture and wholesale distribution of electronics such as televisions, mounting solutions, projectors and screens, audio equipment, digital signage, mobile audio and video systems, and all wire and connecting products throughout the United States of America. RCA recognizes revenue when the products have been shipped to the customer which is also when title transfers. If a deposit for a product or service is received prior to completion, the payment is recorded as deferred revenue until such point the product or services meets our revenue recognition policy. Management assesses the materiality and likelihood of warranty work and returns, and records reserves as needed, and have determined that the warranty and returns would be immaterial for the periods presented.
MSM, Excel and TDI
For our construction contracts, revenue is generally recognized over time as our performance creates or enhances an asset that the customer controls as it is created or enhanced. Our fixed price construction projects generally use a cost-to-cost input method to measure our progress towards complete satisfaction of the performance obligation as we believe it best depicts the transfer of control to the customer which occurs as we incur costs on our contracts. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. For certain of our revenue streams, that are performed under time and materials contracts, our progress towards complete satisfaction of such performance obligations is measured using an output method as the customer receives and consumes the benefits of our performance completed to date. Due to uncertainties inherent in the estimation process, it is possible that estimates of costs to complete a performance obligation will be revised in the near-term. For those performance obligations for which revenue is recognized using a cost-to-cost input method, changes in total estimated costs, and related progress towards complete satisfaction of the performance obligation, are recognized on a cumulative catch-up basis in the period in which the revisions to the estimates are made. When the current estimate of total costs for a performance obligation indicate a loss, a provision for the entire estimated loss on the unsatisfied performance obligation is made in the period in which the loss becomes evident.
Contract Assets and Contract Liabilities
The timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets include unbilled amounts from our construction projects when revenues recognized under the cost-to-cost measure of progress exceed the amounts invoiced to our customers, as the amounts cannot be billed under the terms of our contracts. Such amounts are recoverable from our customers based upon various measures of performance, including achievement of certain milestones, completion of specified units or completion of a contract. In addition, many of our time and materials arrangements, are billed pursuant to contract terms that are standard within the industry, resulting in contract assets being recorded, as revenue is recognized in advance of billings. Our contract assets do not include capitalized costs to obtain and fulfill a contract. Contract assets are generally classified as current within the consolidated balance sheets.
Contract liabilities from our construction contracts arise when amounts invoiced to our customers exceed revenues recognized under the cost-to-cost measure of progress. Contract liabilities additionally include advanced payments from our customers on certain contracts. Contract liabilities decrease as we recognize revenue from the satisfaction of the related performance obligation.
Contract Retentions
As of December 31, 2022 and 2021, accounts receivable included retainage billed under terms of our contracts. These retainage amounts represent amounts which have been contractually invoiced to customers where payments have been partially withheld pending the achievement of certain milestones, satisfaction of other contractual conditions or completion of the project. The Company has recorded a receivable for retainage of approximately $2.0 million and $1.6 million as of December 31, 2022, and 2021, respectively.
The following table presents our revenues disaggregated by type with the sales of goods recognized upon delivery and the sales of services recognized over the time of the contract as described above:

	Year ended December 31,
	2022	2021
Sale of goods
Circuit boards and cables	$18,780,769	$15,700,902
Supplements	12,889,992	11,674,220
Electronics	41,191,146	1,543,469
Total sale of goods	72,861,907	28,918,591

Sale of services
Construction contracts	30,098,249	22,462,399
Drone 3D mapping	1,602,846	259,823
Total sale of services	31,701,095	22,722,222
Total revenues	$104,563,002	$51,640,813
Earnings (loss) per share
The Company presents both basic and diluted net income (loss) per share on the face of the consolidated statements of operations. Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted per share calculations give effect to all potentially dilutive shares of common stock outstanding during the period, including stock options and warrants, using the treasury-stock method. If antidilutive, the effect of potentially dilutive shares of common stock is ignored. The amount of anti-dilutive shares related to stock options and warrants as of December 31, 2022 and 2021, were 21,664,165 and 7,317,778, respectively. The following table illustrates the computation of basic and diluted earnings per share (“EPS”) inclusive of all classes of common stock as the only difference between the classes of common stock are related to the voting rights (Note 6) for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
	Net loss	Shares	Per Share Amount	Net loss	Shares	Per Share Amount
Basic EPS
Loss available to stockholders	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Loss available to stockholders plus assumed conversions	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
Stock-based compensation
The Company follows the guidelines in ASC 718-10 Compensation-Stock Compensation, which requires companies to measure the cost of employee and non-employee services received in exchange for an award of an equity instrument based on the grant-date fair value of the award. Stock-based compensation expense for stock options is recognized on a straight-line basis over the requisite service period. The Company may issue compensatory shares for services including, but not limited to, executives, management, accounting, operations, corporate communication, financial and administrative consulting services. The Company determines the grant date fair value of the options using the Black-Scholes option-pricing model.
Income taxes
The Company records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carry forwards. Accounting standards regarding income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a more-likely-than-not realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company's experience with operating loss and tax credit carry forwards not expiring unused, and tax planning alternatives.
The Company recorded valuation allowances on the net deferred tax assets. Management will reassess the realization of deferred tax assets based on the accounting standards for income taxes each reporting period. To the extent that the financial results of operations improve, and it becomes more likely than not that the deferred tax assets are realizable, the Company will be able to reduce the valuation allowance.
Significant judgment is required in evaluating the Company's tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting standards regarding uncertainty in income taxes provides a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments, and which may not accurately anticipate actual outcomes.
Related Party Disclosure
ASC 850, Related Party Disclosures, requires companies to include in their financial statements disclosures of material related party transactions. The Company discloses all material related party transactions. Related parties are defined to include any principal owner, director or executive officer of the Company and any immediate family members of a principal owner, director or executive officer.
Recent Accounting Pronouncements
Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company's present or future financial statements.
In June 2016, the FASB issued ASC 326, Financial Instruments - Credit Losses, which amends the impairment model by requiring entities to use a forward-looking approach, based on expected losses, to estimate credit losses on certain types of financial instruments, including trade receivables. The new standard is effective in the first quarter of fiscal 2023 and is expected to have an immaterial impact on the Company's financial statements.
Note 2 – Summary of Significant Accounting Policies
Principles of consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries as of June 30, 2023, and December 31, 2022. Significant intercompany balances and transactions have been eliminated.
Use of estimates
The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States, or U.S. GAAP. Preparation of these financial statements requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, costs and expenses and related disclosures. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable. This applies in particular to useful lives of long-lived assets, reserves for accounts receivable and inventory, valuation allowance for deferred tax assets, fair values assigned to intangible assets acquired, and impairment of long-lived assets. Actual results could differ significantly from our estimates. To the extent that there are material differences between these estimates and actual results, the Company’s future financial statement presentation, financial condition, results of operations and cash flows will be affected.
Cash
Cash and cash equivalents consist of cash and short-term investments with original maturities of less than 90 days. As of June 30, 2023, and December 31, 2022, the Company had no cash equivalents.
The FDIC insures up to $250,000 per account with any excess amount in each account being uninsured. Total bank balances were $3.9 million and $3.2 million as of June 30, 2023, and December 31, 2022, respectively. Of this amount, $2.5 million and $2.0 million were uninsured as of June 30, 2023, and December 31, 2022, respectively. All uninsured amounts are held with J.P. Morgan Chase.
Major Customers & Vendors
The Company had no customers which made up over 10% of total Company accounts receivable as of June 30, 2023, or December 31, 2022.
For the six months ended June 30, 2023, the Company had no customers which made up over 10% of total Company revenues. For the six months ended June 30, 2022, the Company had one customer within the A4 Technology - RCA segment, which made up 12% of total Company revenues.
For the six months ended June 30, 2023 and 2022, the Company received 10% and 10%, respectively, of total Company revenues from prime contractors.
For the six months ended June 30, 2023, the Company had no vendors, which made up over 10% of total Company purchases. For the six months ended June 30, 2022, the Company had one vendor within the A4 Technology - RCA segment, which made up 17% of total Company purchases.
Inventory
Inventory for all subsidiaries is valued at weighted average cost. Management compares the cost of inventory with its net realizable value and an allowance is made to write down inventory to net realizable value, if lower. Inventory is segregated into three areas, raw materials, work-in-process and finished goods. Inventory at June 30, 2023, and December 31, 2022, consisted of:

	June 30, 2023	December 31, 2022
Raw materials	$9,726,538	$9,116,824
Work in process	3,528,187	3,165,876
Finished goods	10,764,288	12,975,669
Inventory	$24,019,013	$25,258,369
Impairment of Long-Lived Assets
The Company accounts for long-lived assets in accordance with the provisions of ASC Topic 360, Accounting for the Impairment of Long-Lived Assets. This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when the estimated future cash flows from the use of the asset is less than the carrying amount of that asset.
During the six months ended June 30, 2023, there were no events or changes in circumstances that indicated a quantitative impairment analysis was necessary and as such, no impairment was recorded.
Goodwill
In financial reporting, goodwill is not amortized, but is tested for impairment annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Events that result in an impairment review include significant changes in the business climate, declines in our operating results, or an expectation that the carrying amount may not be recoverable. We assess potential impairment by considering present economic conditions as well as future expectations. All assessments of goodwill impairment are conducted at the individual reporting unit level. As of June 30, 2023, and December 31, 2022, the reporting units with goodwill were QCA, MSM, Alt Labs, TDI, IDT, Elecjet, and RCA. Consistent with our prior year assessment, the Elecjet reporting unit is considered an at-risk reporting unit. Our methods and assumptions were consistent with those discussed below in the Fair Value Measurement subsection. This reporting unit is primarily considered at-risk as it is a start-up subsidiary with minimal to no revenue to offset its research & development expenses. The DCF model includes revenue growth assumptions of us executing large new customer and/or supplier agreements within the next two years and then steadily increasing revenue at a more normalized rate thereafter. Any failure to execute these customer and/or supplier arrangements would negatively impact the key growth assumptions.
Fair value measurements
Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:
Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
We apply the provisions of fair value measurement to various nonrecurring measurements for our financial and nonfinancial assets and liabilities. The Company's financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, notes payable and lines of credit. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.
We calculate the estimated fair value of a reporting unit using a combination of the income and market approaches. For the income approach, we use a discounted cash flow models developed in connection with our third-party valuation specialists that include the following assumptions, among others: projections of revenues, expenses, and related cash flows based on assumed long-term growth rates; and estimated discount rates. For the market approach, we use analyses based primarily on market comparables. We base these assumptions on historical data and experience, industry projections, and general economic conditions.
The carrying value of long-term debt approximates fair value since the related rates of interest approximate current market rates. As of June 30, 2023, and December 31, 2022, the Company had no financial assets or liabilities that were required to be fair valued on a recurring basis, as all of our financial assets and liabilities were Level 1.
Equity Method Investments
In February 2023, the Company made a $0.3 million investment for a 10% equity interest in a battery materials company, which includes a seat on its board of directors, and participation rights in future funding rounds. The investment is accounted for as an equity method investment as the board representation allows us to have significant influence over the operating and financial policies of the battery materials company. The investment is presented in other non-current assets on the consolidated balance sheet with the value of the investment being adjusted in arrears on a quarterly basis based on its financial performance. In June 2023, a subsequent funding round was held, in which the Company waived its participation rights, that decreased our equity investment to an 8% equity interest.
Research and Development
The Company focuses on quality control and development of new products and the improvement of existing products. All costs related to research and development activities are expensed as incurred. During the six months ended June 30, 2023 and 2022, research and development costs totaled $1.7 million and $0.6 million, respectively.
Earnings (loss) per share
The Company presents both basic and diluted net income (loss) per share on the face of the consolidated statements of operations. Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted per share calculations give effect to all potentially dilutive shares of common stock outstanding during the period, including stock options and warrants, using the treasury-stock method. If antidilutive, the effect of potentially dilutive shares of common stock is ignored. The amount of anti-dilutive shares related to stock options and warrants as of June 30, 2023 and 2022 was 2,894,897 and 1,098,050. respectively. The following table illustrates the computation of basic and diluted earnings per share (“EPS”) inclusive of all classes of common stock as the only difference between the classes of common stock are related to the voting rights for the three and six months ended June 30, 2023 and 2022:

	For the Three Months Ended June 30, 2023			For the Three Months Ended June 30, 2022
	Net Loss	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic EPS
Net income (loss)	$(4,551,866)	25,103,271	$(0.18)	$1,539,806	22,899,822	$0.07
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Total	$(4,551,866)	$25,103,271	$(0.18)	$1,539,806	$22,899,822	$0.07

	For the Six Months Ended June 30, 2023			For the Six Months Ended June 30, 2022
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount
Basic EPS
Net loss	$(10,321,009)	25,076,452	$(0.41)	$(2,459,754)	22,890,560	$(0.11)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Total	$(10,321,009)	25,076,452	$(0.41)	$(2,459,754)	22,890,560	$(0.11)
Revenue Recognition
The Company recognizes revenue under ASC Topic 606, Revenue from contract with Customers ("Topic 606"). The following is a summary of the revenue recognition policy for each of the Company’s subsidiaries.
Revenue is recognized under Topic 606, at a point in time and over a period of time, in a manner that reasonably reflects the delivery of its services and products to customers in return for expected consideration and includes the following elements:
•executed contract with the Company's customers that it believes are legally enforceable;
•identification of performance obligations in the respective contract;
•determination of the transaction price for each performance obligation in the respective contract;
•allocation of the transaction price to each performance obligation; and
•recognition of revenue only when the Company satisfies each performance obligation.
The following tables presents our revenues disaggregated by type for the three months ended June 30, 2023 and 2022:

	Three Months Ended June 30, 2023
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$12,886,116	$—	$8,660,465	$—	$21,546,581
Sale of services	3,660,886	—	2,413,363	—	401,196	6,475,445
Total revenues	$3,660,886	$12,886,116	$2,413,363	$8,660,465	$401,196	$28,022,026

	Three Months Ended June 30, 2022
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$7,530,475	$—	$9,255,658	$—	$16,786,133
Sale of services	5,669,259	—	2,472,207	—	343,527	8,484,993
Total revenues	$5,669,259	$7,530,475	$2,472,207	$9,255,658	$343,527	$25,271,126
The following tables presents our revenues disaggregated by type for the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30, 2023
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$22,206,937	$—	$16,216,383	$—	$38,423,320
Sale of services	7,806,890	—	5,383,450	—	770,079	13,960,419
Total revenues	$7,806,890	$22,206,937	$5,383,450	$16,216,383	$770,079	$52,383,739

	Six Months Ended June 30, 2022
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$16,178,570	$—	$19,049,646	$—	$35,228,216
Sale of services	9,725,463	—	5,160,188	—	749,413	15,635,064
Total revenues	$9,725,463	$16,178,570	$5,160,188	$19,049,646	$749,413	$50,863,280